Prepaids and other receivables (Tables)	12 Months Ended
Sep. 30, 2022
Prepaids And Other Receivables
Summary of Prepaids and Other Receivables

	September 30, 2022	September 30, 2021
	($)	($)
Prepaids and other receivables consist of:
Income taxes and GST receivable	336	304
Prepaids	1,298	1,562
Other accounts receivables	43	—
	1,677	1,866